S-K 1603, SPAC Sponsor; Conflicts of Interest	May 05, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Eric R. Ball	SoundHound AI, Inc.	voice AI and speech recognition company	Board Member
		venture capital firm	General Partner; Chairman of the Board

Long Long	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Chief Executive Officer

Daniel L. Sheehan	Silicon Valley Wealth Law	law firm	Managing Partner

Stephen N. Cannon	Everest Partners Limited	investment firm	President
Jack Crawford	Impact Venture Capital	venture capital firm	General Partner
	Cornami, Inc.	AI semiconductor development company	Board Member
	TaskHuman, Inc.	real-time digital wellness coaching platform	Board Member

Vishwesh Pai	ServiceNow	software company	Senior Director of Product Management